Average Annual Total Returns - TANAKA Growth Fund	1 Year	5 Years	10 Years	After Taxes on Distributions 1 Year	After Taxes on Distributions 5 Years	After Taxes on Distributions 10 Years	After Taxes on Distributions and Sales 1 Year	After Taxes on Distributions and Sales 5 Years	After Taxes on Distributions and Sales 10 Years	Wilshire 2500 growth Index 1 Year	Wilshire 2500 growth Index 5 Years	Wilshire 2500 growth Index 10 Years
Total	18.10%	21.27%	10.36%	16.33%	20.50%	10.01%	12.04%	17.39%	8.56%	32.67%	18.04%	15.55%